Investment Securities, Gross Unrealized Losses and Fair Value (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	$ (4,506)
Less than 12 months, Fair value, available-for-sale	97,331
12 months or more, Gross unrealized losses, available-for-sale	(645)
12 months or more, Fair value, available-for-sale	8,955
Total, Gross unrealized losses, available-for-sale	(5,151)
Total, Fair value, available-for-sale	106,286
Held-to-maturity securities:
Less than 12 months, Gross unrealized losses, held-to-maturity	(99)
Less than 12 months, Fair value, held-to-maturity	6,153
12 months or more, Gross unrealized losses, held-to-maturity	0
12 months or more, Fair value, held-to-maturity	0
Total, Gross unrealized losses, held-to-maturity	(99)
Total, Fair value, held-to-maturity	6,153
Total investment securities:
Less than 12 months, Gross unrealized losses, investment securities	(4,605)	(108)
Less than 12 months, Fair value, investment securities	103,484	10,727
12 months or more, Gross unrealized losses, investment securities	(645)	(946)
12 months or more, Fair value, investment securities	8,955	11,441
Total, Gross unrealized losses, investment securities	(5,250)	(1,054)
Total, Fair value, investment securities	112,439	22,168
Total debt securities [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(4,474)	(96)
Less than 12 months, Fair value, available-for-sale	96,873	10,563
12 months or more, Gross unrealized losses, available-for-sale	(613)	(909)
12 months or more, Fair value, available-for-sale	8,647	10,903
Total, Gross unrealized losses, available-for-sale	(5,087)	(1,005)
Total, Fair value, available-for-sale	105,520	21,466
Securities of U.S. Treasury and federal agencies [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(329)	0
Less than 12 months, Fair value, available-for-sale	5,786	0
12 months or more, Gross unrealized losses, available-for-sale	0	0
12 months or more, Fair value, available-for-sale	0	0
Total, Gross unrealized losses, available-for-sale	(329)	0
Total, Fair value, available-for-sale	5,786	0
Securities of U.S. states and political subdivisions [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(399)	(55)
Less than 12 months, Fair value, available-for-sale	9,238	2,709
12 months or more, Gross unrealized losses, available-for-sale	(328)	(389)
12 months or more, Fair value, available-for-sale	4,120	4,662
Total, Gross unrealized losses, available-for-sale	(727)	(444)
Total, Fair value, available-for-sale	13,358	7,371
Total mortgage-backed securities [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(3,595)	(14)
Less than 12 months, Fair value, available-for-sale	70,415	2,999
12 months or more, Gross unrealized losses, available-for-sale	(174)	(307)
12 months or more, Fair value, available-for-sale	3,391	4,128
Total, Gross unrealized losses, available-for-sale	(3,769)	(321)
Total, Fair value, available-for-sale	73,806	7,127
Federal agencies [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(3,562)	(4)
Less than 12 months, Fair value, available-for-sale	67,045	2,247
12 months or more, Gross unrealized losses, available-for-sale	(52)	0
12 months or more, Fair value, available-for-sale	1,132	0
Total, Gross unrealized losses, available-for-sale	(3,614)	(4)
Total, Fair value, available-for-sale	68,177	2,247
Held-to-maturity securities:
Less than 12 months, Gross unrealized losses, held-to-maturity	(99)
Less than 12 months, Fair value, held-to-maturity	6,153
12 months or more, Gross unrealized losses, held-to-maturity	0
12 months or more, Fair value, held-to-maturity	0
Total, Gross unrealized losses, held-to-maturity	(99)
Total, Fair value, held-to-maturity	6,153
Residential [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(18)	(4)
Less than 12 months, Fair value, available-for-sale	1,242	261
12 months or more, Gross unrealized losses, available-for-sale	(22)	(45)
12 months or more, Fair value, available-for-sale	232	1,564
Total, Gross unrealized losses, available-for-sale	(40)	(49)
Total, Fair value, available-for-sale	1,474	1,825
Commercial [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(15)	(6)
Less than 12 months, Fair value, available-for-sale	2,128	491
12 months or more, Gross unrealized losses, available-for-sale	(100)	(262)
12 months or more, Fair value, available-for-sale	2,027	2,564
Total, Gross unrealized losses, available-for-sale	(115)	(268)
Total, Fair value, available-for-sale	4,155	3,055
Corporate debt securities [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(85)	(14)
Less than 12 months, Fair value, available-for-sale	2,542	1,217
12 months or more, Gross unrealized losses, available-for-sale	(55)	(55)
12 months or more, Fair value, available-for-sale	428	305
Total, Gross unrealized losses, available-for-sale	(140)	(69)
Total, Fair value, available-for-sale	2,970	1,522
Collateralized loan and other debt obligations [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(55)	(2)
Less than 12 months, Fair value, available-for-sale	7,202	1,485
12 months or more, Gross unrealized losses, available-for-sale	(38)	(93)
12 months or more, Fair value, available-for-sale	343	798
Total, Gross unrealized losses, available-for-sale	(93)	(95)
Total, Fair value, available-for-sale	7,545	2,283
Other [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(11)	(11)
Less than 12 months, Fair value, available-for-sale	1,690	2,153
12 months or more, Gross unrealized losses, available-for-sale	(18)	(65)
12 months or more, Fair value, available-for-sale	365	1,010
Total, Gross unrealized losses, available-for-sale	(29)	(76)
Total, Fair value, available-for-sale	2,055	3,163
Held-to-maturity securities:
Less than 12 months, Gross unrealized losses, held-to-maturity	0
Less than 12 months, Fair value, held-to-maturity	0
12 months or more, Gross unrealized losses, held-to-maturity	0
12 months or more, Fair value, held-to-maturity	0
Total, Gross unrealized losses, held-to-maturity	0
Total, Fair value, held-to-maturity	0
Total marketable equity securities [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(32)	(12)
Less than 12 months, Fair value, available-for-sale	458	164
12 months or more, Gross unrealized losses, available-for-sale	(32)	(37)
12 months or more, Fair value, available-for-sale	308	538
Total, Gross unrealized losses, available-for-sale	(64)	(49)
Total, Fair value, available-for-sale	766	702
Perpetual preferred securities [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(28)	(3)
Less than 12 months, Fair value, available-for-sale	424	116
12 months or more, Gross unrealized losses, available-for-sale	(32)	(37)
12 months or more, Fair value, available-for-sale	308	538
Total, Gross unrealized losses, available-for-sale	(60)	(40)
Total, Fair value, available-for-sale	732	654
Other marketable equity securities [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(4)	(9)
Less than 12 months, Fair value, available-for-sale	34	48
12 months or more, Gross unrealized losses, available-for-sale	0	0
12 months or more, Fair value, available-for-sale	0	0
Total, Gross unrealized losses, available-for-sale	(4)	(9)
Total, Fair value, available-for-sale	$ 34	$ 48